Financial Instruments - Fair Values and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 117,356	€ 107,235	€ 125,716
Total financial liabilities	161,226	155,573	143,545
Gross carrying amount [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	218	339	223
Total financial liabilities	320	267	1,293
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	20,943	25,717	17,961
Gross carrying amount [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	13,943	18,197	16,926
Gross carrying amount [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	7,000	7,520	1,035
At fair value [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	218	339	223
Total financial liabilities	320	267	1,293
At fair value [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	20,943	25,717	17,961
At fair value [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	13,943	18,197	16,926
At fair value [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	€ 7,000	€ 7,520	€ 1,035